Document and Entity Information	3 Months Ended
Aug. 31, 2016
Document And Entity Information
Entity Registrant Name	Oxygen Therapy, Inc.
Entity Central Index Key	0001685616
Document Type	S-1
Document Period End Date	Aug. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company